INVESTMENTS - MakeMyTrip and China Eastern Airlines (Details) $ in Millions	1 Months Ended			12 Months Ended
	Apr. 30, 2016 CNY (¥)	Jan. 31, 2016 USD ($)	Jan. 31, 2016 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Investment transaction disclosures
Fair value of available-for-sale investment				¥ 18,552,440,485	¥ 14,467,476,607
Fair value of available-for-sale investments, which are in loss position				3,400,000,000	865,000,000
unrealized securities holding gain net of tax, reported in other comprehensive income				305,000,000	(7,000,000)	¥ 108,000,000
Total cash paid for available-for-sale securities				1,100,000,000	4,200,000,000	¥ 100,000,000
MakeMyTrip
Investment transaction disclosures
Purchase of shares, cost of share aggregate		$ 180	¥ 1,200,000,000
Percentage of equity interest		10.00%	10.00%
Fair value of available-for-sale investment				2,100,000,000	1,500,000,000
China Eastern Airline
Investment transaction disclosures
Purchase of shares, cost of share aggregate	¥ 3,000,000,000
Percentage of equity interest	3.00%
Fair value of available-for-sale investment				¥ 3,800,000,000	¥ 3,300,000,000